Revenue - Summary of Estimated Revenue Expected to be Recognized in Future Related to Remaining Performance Obligations (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	$ 2,455	$ 5,175
Less than 1 Year [member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	1,149	2,726
1-2 years [member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	1,015	1,144
2-5 years [member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	291	1,305
More than 5 years [member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	$ 0	$ 0